Operations Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule of Detailed Information on Operations Classified as Held for Sale and Liabilities Associated
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2020 and December 31, 2019 is as follows:

2020
Millions of euros	Non-current assets and disposal groups held for sale	Liabilities associated with non-current assets and disposal groups held for sale
Telefónica United Kingdom	13,053	3,704
Telecommunications towers divisions of Telxius	1,912	866
Telefónica de Costa Rica	420	221
Other assets	28	—
Total	15,413	4,791

2019
Millions of euros	Non-current assets and disposal groups held for sale	Liabilities associated with non-current assets and disposal groups held for sale
Telefónica Móviles El Salvador	327	136
Telefónica de Costa Rica	439	244
Other assets	52	—
Total	818	380
The breakdown of assets and liabilities of Telefónica de Costa Rica, the telecommunications towers divisions of Telxius and Telefónica United Kingdom, classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2020 is as follows:

2020
Millions of euros	T. Costa Rica	Telecommunications towers divisions of Telxius	T. United Kingdom
Non-current assets	355	1,885	10,950
Intangible assets	64	36	1,619
Goodwill	—	262	4,594
Property, plant and equipment	101	766	3,668
Rights of use	134	555	666
Investments accounted for by the equity method	—	—	10
Financial assets and other non-current assets	27	16	392
Deferred tax assets	29	250	1
Current assets	65	27	2,103
Inventories	5	—	141
Receivables and other current assets	50	12	1,876
Tax receivables	2	1	—
Other current financial assets	—	—	80
Cash and cash equivalents	8	14	6
Non-current liabilities	158	631	848
Non-current lease liabilities	88	412	318
Payable and other non-current liabilities	—	—	226
Deferred tax liabilities	66	7	205
Non-current provisions	4	212	99
Current liabilities	63	235	2,856
Current lease liabilities	16	158	204
Payables and other current liabilities	34	72	1,994
Tax payables	13	5	583
Current provisions	—	—	75
The breakdown of assets and liabilities of Telefónica de Costa Rica and Telefónica Móviles El Salvador, classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2019 was as follows:

2019
Millions of euros	T. Costa Rica	T. Móviles El Salvador
Non-current assets	352	279
Intangible assets	72	34
Goodwill	—	63
Property, plant and equipment	100	124
Rights of use	139	53
Financial assets and other non-current assets	13	3
Deferred tax assets	28	2
Current assets	87	48
Inventories	9	4
Receivables and other current assets	61	31
Tax receivables	4	2
Other current financial assets	—	2
Cash and cash equivalents	13	9
Non-current liabilities	166	69
Non-current financial liabilities	—	13
Non-current lease liabilities	104	35
Payable and other non-current liabilities	—	1
Deferred tax liabilities	58	15
Non-current provisions	4	5
Current liabilities	78	67
Current financial liabilities	—	23
Current lease liabilities	19	11
Payables and other current liabilities	47	32
Tax payables	12	1